STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCK OPTIONS
NOTE 11 – STOCK OPTIONS

The 2008 Plan currently allows for equity awards to employees and directors, and, in certain instances, consultants, covering up to 10,000,000 shares of common stock. If an incentive award granted under the 2008 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2008 Plan.

The Company recognizes the fair value of share-based payments over the vesting periods of the awards. Compensation expense related to options granted totaled $67,321 and $240,910 for the six months ended June 30, 2011 and 2010, respectively and $28,852 and $240,910 for the three months ended June 30, 2011 and 2010, respectively. Measured but unrecognized stock-based compensation expense at June 30, 2011 was $115,406, which is expected to be recognized as expense over a weighted-average period of 1.00 year.

Stock option activity and related information for the six months ended June 30, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2010	6,666,667	$0.20	$-
Granted	-
Exercised	-
Forfeited	2,000,000	$0.20
Outstanding at June 30, 2011	4,666,667		$-

Vested at June 30, 2011	3,333,333	$0.20	$-

Exercisable at June 30, 2011	-

Outstanding options had $0 intrinsic value at June 30, 2011 and December 31, 2010, due to the exercise price being greater than the value of the Company’s common stock at June 30, 2011 and December 31, 2010.

On February 28, 2011, Andrew Neale resigned from his position as a member of the Company’s Board of Directors and any committees thereof effective as of that date. During 2010, Mr. Neale was granted 2,000,000 options, of which 666,667 options were fully vested as of Mr. Neale’s resignation date. The 1,333,333 unvested options granted to Mr. Neale were forfeited as of Mr. Neale’s termination date. Mr. Neale had until March 30, 2011 to exercise the remaining 666,667 vested options, but did not notify the Company that he wished to do so and such shares then became available for further issuance pursuant to the 2008 Plan.  As of June 30, 2011, 5,333,333 shares remain available for issuance under the 2008 Plan.

NOTE 13 – STOCK OPTIONS

In June 2010, the Company amended the 2008 Plan to reduce the number of shares of common stock issuable pursuant to awards granted thereunder to 10,000,000. If an incentive award granted under the 2008 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2008 Plan.

There was no stock option activity prior to January 1, 2010, as there were no stock options granted prior to June 3, 2010. Stock option activity and related information for the year ended December 31, 2010 is as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2009	-
Granted	8,350,000	$0.20
Exercised	-
Forfeited	1,683,333	$0.20
Outstanding at December 31, 2010	6,666,667	$0.20	$-

Vested at December 31, 2010	2,000,000	$0.20	$-

Exercisable at December 31, 2010	-

Outstanding options had $0 intrinsic value at December 31, 2010, due to the exercise price being greater than the value of the Company’s common stock at December 31, 2010.

On June 3, 2010, the Company granted 8,350,000 non-statutory options to its Directors pursuant to the 2008 Plan. Each option is exercisable for a period of five years commencing three years from the date of grant, subject to prior vesting, and can be exercised for the purchase of one share of our common stock at a price of $0.20 per share. One third of such options vest on each of: the date of grant; the first anniversary of the date of grant; and the second anniversary of the date of grant, provided that the holder is still a Director on the applicable vesting date. The Company determined the fair value of these grants using the Black-Scholes model, with the following assumptions:

Risk free interest rate	2.17%
Volatility factor of the expected market price of the Company’s common stock	146.50%
Expected dividend yield percentage	0.00%
Weighted average expected life	5 years

The Company determined the options qualify as ‘plain vanilla’ under the provisions of SAB 107 and the simplified method was used to estimate the expected option life.

Upon the November 2010 resignation of David Rector as an officer and Director of the Company, 233,333 of the 350,000 options granted to Mr. Rector were forfeited. Mr. Rector had until December 2010 to exercise his 116,667 remaining options, but did not notify the Company that he wished to do so and such shares then became available for further awards under the 2008 Plan. On December 28, 2010, Bruce Stewart relinquished 1,333,333 of the 2,000,000 options the Company granted to him in June 2010. Mr. Stewart’s 1,333,333 forfeited options became available for further awards under the 2008 Plan effective as of that date. As of December 31, 2010, 4,666,667 shares remain available for issuance under the 2008 Plan.  See discussion of resignation of Andrew Neale as Director of the Company in Note 15 below.